Securities Act File No. 333-162865
Investment Company Act File No. 811-04813

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
☐ Pre-Effective Amendment No. ____ ☒ Post-Effective Amendment No. 1

(Check appropriate box or boxes)

DREYFUS INVESTMENT FUNDS
(Exact Name of Registrant as Specified in Charter)

(212) 922-6000
(Area Code and Telephone Number)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York 10166
(Address of Principal Executive Offices: Number,
Street, City, State, Zip Code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and Address of Agent for Service)

copy to:

David Stephens, Esq.
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982

An indefinite number of Registrant's shares of common stock, par value $0.001 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

This Post-Effective Amendment consists of the following:

(1) Facing Sheet of the Registration Statement

(2) Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference from the Registrant's Registration Statement on Form N-14 (File No. 333-162865), filed with the Securities and Exchange Commission (the "SEC") on November 4, 2009, the definitive versions of which were filed with the SEC on December 22, 2009, pursuant to Rule 497 under the Securities Act of 1933, as amended.

This Post-Effective Amendment is being filed solely for the purpose to file the final tax opinion as Exhibit No. 12 to this Registration Statement on Form N-14.

PART C
OTHER INFORMATION

Item 15	Indemnification.

The response to this item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 143 to the Registrant's Registration Statement on Form N-1A (File No. 33-08214) (the "Registration Statement"), filed on January 28, 2010.

Item 16	Exhibits.

(1)(a)	Agreement and Declaration of Trust dated August 13, 1986 is incorporated by reference to Exhibit (1) of Post-Effective Amendment No. 88 to the Registration Statement, filed on April 30, 1998.

(1)(b)	Certificate of Designation dated November 6, 1986 is incorporated by reference to Exhibit (1A) of Post-Effective Amendment No. 88 to the Registration Statement, filed on April 30, 1998.

(1)(c)	Certificate of Designation dated May 2, 1989 is incorporated by reference to Exhibit (1E) of Post-Effective Amendment No. 88 to the Registration Statement, filed on April 30, 1998.

(1)(d)
Certificate of Amendment, dated November 21, 1989, to the Agreement and Declaration of Trust is incorporated by reference to Exhibit (1F) of Post-Effective Amendment No. 88 to the Registration Statement, filed on April 30, 1998.

(1)(e)
Certificate of Amendment, dated November 29, 1989, to the Agreement and Declaration of Trust is incorporated by reference to Exhibit (1G) of Post-Effective Amendment No. 88 to the Registration Statement, filed on April 30, 1998.

(1)(f)
Certificate of Amendment, dated April 24, 1990, to the Agreement and Declaration of Trust is incorporated by reference to Exhibit (1H) of Post-Effective Amendment No. 88 to the Registration Statement, filed on April 30, 1998.

(1)(g)	Certificate of Designation dated September 4, 1990 is incorporated by reference to Exhibit (1J) of Post-Effective Amendment No. 88 to the Registration Statement, filed on April 30, 1998.

(1)(h)	Certificate of Designation dated September 8, 1992 is incorporated by reference to Exhibit (1K) of Post-Effective Amendment No. 88 to the Registration Statement, filed on April 30, 1998.

(1)(i)	Certificate of Designation dated December 8, 1993 is incorporated by reference to Exhibit (1M) of Post-Effective Amendment No. 88 to the Registration Statement, filed on April 30, 1998.

(1)(j)	Certificate of Designation dated October 16, 1995 is incorporated by reference to Exhibit (1O) of Post-Effective Amendment No. 88 to the Registration Statement, filed on April 30, 1998.

(1)(k)	Certificate of Designation dated July 18, 1996 is incorporated by reference to Exhibit (1P) of Post-Effective Amendment No. 88 to the Registration Statement, filed on April 30, 1998.

(1)(l)
Amendment to the Agreement and Declaration of Trust, dated March 4, 1999, is incorporated by reference to Exhibit (a21) of Post-Effective Amendment No. 93 to the Registration Statement, filed on March 9, 1999.

(1)(m)
Certificate of Amendment, dated April 29, 2002, to the Agreement and Declaration of Trust is incorporated by reference to Exhibit (a)(24) of Post-Effective Amendment No. 106 to the Registration Statement, filed on April 30, 2002.

(1)(n)	Amendment to Declaration of Trust, dated June 21, 2003, is incorporated by reference to Exhibit (a)(27) of Post-Effective Amendment No. 110 to the Registration Statement, filed on November 26, 2003.

(1)(o)	Certificate of Amendment dated July 1, 2003 is incorporated by reference to Exhibit (a)(28) of Post-Effective Amendment No. 110 to the Registration Statement, filed on November 26, 2003.

(1)(p)	Certificate of Name Change dated June 29, 2005 is incorporated by reference to Exhibit (a)(32) of Post-Effective Amendment No. 118 to the Registration Statement, filed on October 7, 2005.

(1)(q)	Certificate of Designation dated February 10, 2006 is incorporated by reference to Exhibit (a)(36) of Post-Effective Amendment No. 121 to the Registration Statement, filed on February 14, 2006.

(1)(r)	Amendment to Declaration of Trust, dated December 1, 2008, is incorporated by reference to Exhibit (a)(25) of Post-Effective Amendment No. 133 to the Registration Statement, filed on January 30, 2009.

(1)(s)	Certificate of Amendment dated December 1, 2008 is incorporated by reference to Exhibit (a)(19) of Post-Effective Amendment No. 143 to the Registrations Statement, filed on January 28, 2010.

(2)	Registrant's By-Laws are incorporated by reference to Exhibit (2) of Post-Effective Amendment No. 88 to the Registration Statement, filed on April 30, 1998.

(3)	Not Applicable.

(4)	Agreement and Plan of Reorganization.**

(5)	Reference is made to Exhibits (1) and (2) hereof.

(6)(a)
Investment Advisory Agreement between the Registrant, on behalf of Dreyfus/Standish Intermediate Tax Exempt Bond Fund, and The Dreyfus Corporation is incorporated by reference to Exhibit (D)(7) of Post-Effective Amendment No. 135 to the Registration Statement, filed on February 24, 2009.

(6)(b)
Investment Advisory Agreement between the Registrant, on behalf of Dreyfus/Standish International Fixed Income Fund, and The Dreyfus Corporation is incorporated by reference to Exhibit (D)(9) of Post-Effective Amendment No. 135 to the Registration Statement, filed on February 24, 2009.

(6)(c)
Investment Advisory Agreement between the Registrant, on behalf of Dreyfus/The Boston Company Small/Mid Cap Growth Fund, and The Dreyfus Corporation is incorporated by reference to Exhibit (D)(19) of Post-Effective Amendment No. 135 to the Registration Statement, filed on February 24, 2009.

(6)(d)
Investment Advisory Agreement between the Registrant, on behalf of Dreyfus/The Boston Company Small Cap Tax-Sensitive Equity Fund, and The Dreyfus Corporation is incorporated by reference to Exhibit (D)(21) of Post-Effective Amendment No. 135 to the Registration Statement, filed on February 24, 2009.

(6)(e)
Investment Advisory Agreement between the Registrant, on behalf of Dreyfus/Newton International Equity Fund, and The Dreyfus Corporation is incorporated by reference to Exhibit (D)(27) of Post-Effective Amendment No. 133 to the Registration Statement, filed on January 30, 2009.

(6)(f)
Investment Advisory Agreement between the Registrant, on behalf of Dreyfus/The Boston Company Emerging Markets Core Equity Fund, and The Dreyfus Corporation is incorporated by reference to Exhibit (D)(29) of Post-Effective Amendment No. 135 to the Registration Statement, filed on February 24, 2009.

(6)(g)
Investment Advisory Agreement between the Registrant, on behalf of Dreyfus/The Boston Company International Core Equity Fund, and The Dreyfus Corporation is incorporated by reference to Exhibit (D)(32) of Post-Effective Amendment No. 135 to the Registration Statement, filed on February 24, 2009.

(6)(h)
Investment Advisory Agreement between the Registrant, on behalf of Dreyfus/The Boston Company Large Cap Core Fund, and The Dreyfus Corporation is incorporated by reference to Exhibit (D)(34) of Post-Effective Amendment No. 135 to the Registration Statement, filed on February 24, 2009.

(6)(i)
Investment Advisory Agreement between the Registrant, on behalf of Dreyfus/The Boston Company Small Cap Growth Fund, and The Dreyfus Corporation is incorporated by reference to Exhibit (D)(35) of Post-Effective Amendment No. 135 to the Registration Statement, filed on February 24, 2009.

(6)(j)
Investment Advisory Agreement between the Registrant, on behalf of Dreyfus/The Boston Company Small Cap Value Fund, and The Dreyfus Corporation is incorporated by reference to Exhibit (D)(36) of Post-Effective Amendment No. 135 to the Registration Statement, filed on February 24, 2009.

(6)(k)
Investment Advisory Agreement between the Registrant, on behalf of Dreyfus/Standish Fixed Income Fund, and The Dreyfus Corporation is incorporated by reference to Exhibit (D)(37) of Post-Effective Amendment No. 135 to the Registration Statement, filed on February 24, 2009.

(6)(l)
Investment Advisory Agreement between the Registrant, on behalf of Dreyfus/Standish Global Fixed Income Fund, and The Dreyfus Corporation is incorporated by reference to Exhibit (D) of Post-Effective Amendment No. 140 to the Registration Statement, filed on September 30, 2009.

(6)(m)
Sub-Investment Advisory Agreement between The Dreyfus Corporation and Newton Capital Management Limited relating to Dreyfus/Newton International Equity Fund is incorporated by reference to Exhibit (D)(39) of Post-Effective Amendment No. 133 to the Registration Statement, filed on January 30, 2009

(7)
Distribution Agreement, dated June 30, 2007 and amended February 10, 2009, is incorporated by reference to Exhibit (E) of Post-Effective Amendment No. 140 to the Registration Statement, filed on September 30, 2009.

(8)	Not Applicable.

(9)(a)	Custody, Administration and Accounting Services Agreement is incorporated by reference to Exhibit (G)(1) of Post-Effective Amendment No. 110 to the Registration Statement, filed on November 26, 2003.

(9)(b)
Amendment to Custody, Administration and Accounting Services Agreement is incorporated by reference to Exhibit (G)(2) of Post-Effective Amendment No. 130 to the Registration Statement, filed on January 29, 2008.

(10)(a)
Shareholder Services Plan, dated December 20, 2007 and amended October 29, 2009, for Dreyfus/The Boston Company Emerging Markets Core Equity Fund, Dreyfus/The Boston Company Large Cap Core Fund, Dreyfus/The Boston Company Small/Mid Cap Growth Fund, Dreyfus/Standish Intermediate Tax Exempt Bond Fund, Dreyfus/Newton International Equity Fund and Dreyfus/Standish Global Fixed Income Fund is incorporated by reference to Exhibit (H)(1) of Post-Effective Amendment No. 141 to the Registration Statement, filed on November 23, 2009.

(10)(b)
Distribution Plan, dated December 20, 2007 and amended October 29, 2009, Dreyfus/The Boston Company Emerging Markets Core Equity Fund, Dreyfus/The Boston Company Large Cap Core Fund, Dreyfus/The Boston Company Small/Mid Growth Fund, Dreyfus/Standish Intermediate Tax Exempt Bond Fund, Dreyfus/Newton International Equity Fund and Dreyfus/Standish Global Fixed Income Fund is incorporated by reference to Exhibit (M) of Post-Effective Amendment No. 141 to the Registration Statement, filed on November 23, 2009.

(10)(c)
Rule 18f-3 Plan for Dreyfus/Newton International Equity Fund, Dreyfus/The Boston Company Emerging Markets Core Equity Fund, Dreyfus/The Boston Company Large Cap Core Fund, Dreyfus/The Boston Company Small/Mid Cap Growth Fund, Dreyfus/Standish Intermediate Tax Exempt Bond Fund and Dreyfus/Standish Global Fixed Income Fund, amended as of February 4, 2009, revised as of October 29, 2009, is incorporated by reference to exhibit (N) of Post-Effective Amendment No. 141 to the Registration Statement, filed on November 23, 2009.

(11)	Opinion and Consent of Registrant's counsel.**

(12)	Opinion and Consent of counsel regarding tax matters.*

(13)	Not Applicable.

(14)(a)	Consent of Independent Registered Public Accounting Firm.***

(14)(b)	Consent of Independent Registered Public Accounting Firm.***

(15)	Not Applicable.

(16)	Power of Attorney.**

(17)(a)	Form of Proxy.**

(17)(b)
The Prospectus and Statement of Additional Information of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 143 to the Registration Statement (File No. 33-08214), filed on January 28, 2010.

________________________
*	Filed herein or herewith.
**	Incorporated by reference to the Registrant's Registration Statement on Form N-14 (File No. 333-162865), filed on November 4, 2009.
***	Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-14 (File No. 333-162865), filed on December 3, 2009.

Item 17.	Undertakings.

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933 each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed on behalf of the Registrant, in the City of New York, State of New York, on the 11th day of August, 2010.

DREYFUS INVESTMENT FUNDS

By: /s/ Bradley J. Skapyak*
Bradley J. Skapyak, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Bradley J. Skapyak* Bradley J. Skapyak	President	August 11, 2010

/s/ James Windels* James Windels	Treasurer	August 11, 2010

/s/ Joseph S. DiMartino* Joseph S. DiMartino	Trustee, Chairman of the Board	August 11, 2010

/s/ James M. Fitzgibbons* James M. Fitzgibbons	Trustee	August 11, 2010

/s/ Kenneth A. Himmel* Kenneth A. Himmel	Trustee	August 11, 2010

/s/ Stephen J. Lockwood * Stephen J. Lockwood	Trustee	August 11, 2010

/s/ Roslyn M. Watson* Roslyn M. Watson	Trustee	August 11, 2010

/s/ Benaree Pratt Wiley* Benaree Pratt Wiley	Trustee	August 11, 2010

*By: /s/ Jeff Prusnofsky
        Jeff Prusnofsky, Attorney-in-fact

Exhibit Index

(12)	Opinion and Consent of counsel regarding tax matters